Variable Interest Entities (Assets and Liabilities in Statutory Accounts of VIEs) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Variable Interest Entity [Line Items]
Book value of units in the Company's consolidated accounts	$ 15,145	[1]	$ 17,193	[1]
SFL West Polaris Limited
Variable Interest Entity [Line Items]
Investment in finance lease			488
Amount due from related parties			45	[2]
Other assets			5
Total assets			538
Short-term interest bearing debt			36
Long-term interest bearing debt			351
Other liabilities			2
Long-term debt due to related parties			145	[2]
Total liabilities			534
Equity			4
Book value of units in the Company's consolidated accounts			577
SFL Deepwater Ltd
Variable Interest Entity [Line Items]
Investment in finance lease	429		515
Amount due from related parties	45	[2]	30	[2]
Other assets	13		13
Total assets	487		558
Short-term interest bearing debt	32		80
Long-term interest bearing debt	271		303
Other liabilities	6		6
Long-term debt due to related parties	145	[2]	145	[2]
Total liabilities	454		534
Equity	33		24
Book value of units in the Company's consolidated accounts	450		458
West Hercules
Variable Interest Entity [Line Items]
Investment in finance lease	426		477
Amount due from related parties	5	[2]	25	[2]
Other assets	10		10
Total assets	441		512
Short-term interest bearing debt	28		28
Long-term interest bearing debt	256		333
Other liabilities	1		2
Long-term debt due to related parties	145	[2]	145	[2]
Total liabilities	430		508
Equity	11		4
Book value of units in the Company's consolidated accounts	603		617
West Linus
Variable Interest Entity [Line Items]
Investment in finance lease	574		195
Amount due from related parties	14	[2]	0	[2]
Other assets	0		0
Total assets	588		195
Short-term interest bearing debt	51		0
Long-term interest bearing debt	400		0
Other liabilities	3		2
Long-term debt due to related parties	125	[2]	195	[2]
Total liabilities	579		197
Equity	9		(2)
Book value of units in the Company's consolidated accounts	$ 581		$ 162

[1]	The fixed assets referred to in the table are the Company's operating drilling units. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.
[2]	In the VIEs separate financial statements the related party balances are presented on a net basis.